MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities as of June 30, 2024 and December 31, 2023

	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
As of June 30, 2024:
Available-for-sale – matures within one year:
Governmental bonds	$32,711	$-		$23	$32,688

As of December 31, 2023:
Available-for-sale – matures within one year:
Governmental bonds	$11,740	$2	$	*	$11,742

*	Represents an amount lower than $1

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of June 30, 2024 and December 31, 2023, and the length of time that those investments have been in a continuous loss position:

	Less than 12 months			12 months or greater
	Fair value	Gross unrealized loss		Fair value	Gross unrealized loss

As of June 30, 2024	$32,688		$23	$-	$-

As of December 31, 2023	$992	$	*	$-	$-

*	Represents an amount lower than $1.

As of June 30, 2024, the Company had no significant unrealized losses related to marketable securities (which were accumulated in a period of less than 12 months) and determined the unrealized losses are not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sale marketable securities.

As of June 30, 2024, all of the Company’s available-for-sale marketable securities were due within one year.

The Company had no sales of marketable securities during the six-month periods ended June 30, 2024 and 2023, and accordingly no realized gains or losses were recorded.